FURNITURE, FIXTURES AND EQUIPMENT	12 Months Ended
Jun. 30, 2015
FURNITURE, FIXTURES AND EQUIPMENT [Abstract]
FURNITURE, FIXTURES AND EQUIPMENT

5.

FURNITURE, FIXTURES AND EQUIPMENT

Furniture, fixtures and equipment consisted of the following as of June 30, 2015 and 2014:

	Estimated	June 30,
	Useful Life	2015	2014

Equipment	3 - 5 years	$122,379	$111,488
Storage facilities	3 years	34,277	20,802
Vehicles	5 - 7 years	221,730	214,470
Furniture and fixtures	5 years	20,420	20,420
		398,806	367,180
Accumulated depreciation		(240,304)	(191,429)
		$158,502	$175,751

Depreciation expense in fiscal 2015 and fiscal 2014 was $54,992 and $55,284, respectively.